Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 8:  Commitments and Contingencies

Royalty Payments

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak'), under which it is obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire.  The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology ("GOT") as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the intellectual property ("IP") associated with its license agreement.  After this analysis and after making a few changes to its manufacturing process, by the end of 2008 the Company had stopped using the IP covered under the license agreement.  The last royalty payment under the license agreement was made in November 2009.  The Company determined that it is no longer required to pay the minimum royalty payment and as such has not paid or accrued this amount.

In April 2011, the Company received a request for royalty payments from a representative of GOT. The Company responded stating that the licenses were no longer in force and that the request for royalties was untimely.  Although GOT does not agree, both parties have expressed an interest in resolving the disagreement amicably.  Communications to date have been preliminary regarding its resolution.  The Company estimates that the range of loss contingency is between $0 and $250 thousand.

Operating Leases

The Company leases office facilities and office, lab and factory equipment under operating leases.  Certain leases provide for payments of monthly operating expenses. The Company currently has lease commitments for space in Hopewell Junction, New York, Bellevue, Washington, and Santa Clara, California.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York.  eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014 with the option of extending the lease for five years.   The corporate headquarters are located in Bellevue, Washington where eMagin leases approximately 6,300 square feet.   The lease expires on August 31, 2014.  In addition, the Company leases approximately 2,400 square feet of office space for design and product development in Santa Clara, California and the lease expires on October 31, 2012.

For the three months ended March 31, 2012 and 2011, rent expense was approximately $302 thousand and $289 thousand, respectively.

Equipment Purchase Commitments

The Company has committed to equipment purchases of $1.7 million at March 31, 2012.

Note 11 - COMMITMENTS AND CONTINGENCIES

Royalties

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak'), under which it is obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire. The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology ("GOT") as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the intellectual property ("IP") associated with its license agreement. After this analysis and after making a few changes to its manufacturing process, by the end of 2008 the Company had stopped using the IP covered under the license agreement. The last royalty payment under the license agreement was made in November 2009. The Company determined that it is no longer required to pay the minimum royalty payment and as such has not paid or accrued this amount.

In April 2011, the Company received a request for royalty payments from a representative of GOT. The Company responded stating that the licenses were no longer in force and that the request for royalties was untimely. Although GOT does not agree, both parties have expressed an interest in resolving the disagreement amicably. Communications to date have been very preliminary regarding its resolution. The Company estimates that the range of loss contingency is between $0 and $250 thousand.

Operating leases

The Company leases office facilities and office, lab and factory equipment under operating leases. The Company currently has lease commitments for space in Hopewell Junction, New York, Bellevue, Washington, and Santa Clara, California.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York. eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014 with the option of extending the lease for five years. The corporate headquarters are located in Bellevue, Washington where eMagin leases approximately 6,300 square feet. The lease expires on August 31, 2014. In addition, the Company leases approximately 2,400 square feet of office space for design and product development in Santa Clara, California and the lease expires on October 31, 2012.

The future minimum lease payments through 2014 are $2.9 million. Rent expense was approximately $1.2 million, $1.1 million, and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a schedule of future minimum lease payments under long-term operating leases (in thousands):

Year Ending December 31,

2012	$1,222
2013	1,227
2014	480
Net minimum lease payments	$2,929

Equipment purchase commitments

eMagin has committed to equipment purchases of $1.8 million at December 31, 2011.

Employee benefit plans

eMagin has a defined contribution plan (the 401(k) Plan) under Section 401(k) of the Internal Revenue Code, which is available to all employees who meet established eligibility requirements. Employee contributions are generally limited to 15% of the employee's compensation. Under the provisions of the 401(k) Plan, eMagin may match a portion of the participating employees' contributions. There was no matching contribution to the 401(k) Plan for the years ended December 31, 2011, 2010 and 2009.

Legal proceedings

On March 17, 2010, Gary Jones, a former executive at the Company, filed a complaint for damages in the Superior Court of the State of Washington for King County (the "Court") against the Company and the Company's Chief Financial Officer. The complaint alleged unspecified damages for failure to pay contractual payments and wages under Washington law and included, among other claims, breach of contract, breach of the duty of good faith and fair dealing, promissory estoppel and misrepresentation.

On May 21, 2010, the Court granted eMagin's and the Chief Financial Officer's motions to dismiss certain of the claims. Then, on March 21, 2011, the Company executed a Settlement Agreement and Full and Complete Mutual Release (the "Settlement Agreement") among the Company, Mr. Jones and the Company's Chief Financial Officer, which became effective on March 29, 2011.On April 5, 2011, pursuant to the Settlement Agreement, the Company made the following payments in the aggregate amount of $650 thousand: (i) payment to Mr. Jones in the gross amount of $478 thousand for payment amounts set forth in the Executive Separation and Consulting Agreement ("ECSA") and Expense Reimbursement and Compensation Schedule ("ERCS") entered into by Mr. Jones and the Company in January 2007; (ii) payment to Mr. Jones in the amount of approximately $27 thousand for a negotiated interest amount pursuant to the ECSA and ERCS; and (iii) approximately $145 thousand in attorney's fees paid to Mr. Jones' attorneys (collectively, the "Settlement Payments"). The settlement offer was recorded as a liability on the Company's Consolidated Balance Sheet and included in selling, general, and administrative expense on the Company's Consolidated Statements of Operations as of December 31, 2010.

The Settlement Agreement contains mutual releases among the Company, its Chief Financial Officer and Mr. Jones, and pursuant to the Settlement Agreement, Mr. Jones agreed to dismiss the Complaint against the Company and its Chief Financial Officer with prejudice. On April 7, 2011 the Complaint was dismissed with prejudice by the Court.

On December 6, 2005, New York State Urban Development Corporation commenced action against eMagin in the Supreme Court of the State of New York, County of New York asserting breach of contract and seeking to recover a $150,000 grant which was made to eMagin based on goals set forth in the agreement for recruitment of employees. On July 13, 2006, eMagin agreed to a settlement with the New York State Urban Development Corporation to repay $112,200 of the $150,000 grant. The settlement required that repayments be made on a monthly basis in the amount of $3,116.67 per month commencing August 1, 2006 and ending on July 1, 2009. As of December 31, 2009, the settlement was paid in full and $37,800 was forgiven as a result of timely payments and was recorded in other income on the Company's Consolidated Statements of Operations.

Separation and employment agreements

2011

Effective as of June 1, 2011, the Company and Andrew G. Sculley entered into an executive employment agreement (the "Employment Agreement") pursuant to which Mr. Sculley will continue serving as the Company's President and Chief Executive Officer until December 31, 2013 unless the contract is terminated sooner pursuant to its terms. Under the Employment Agreement, Mr. Sculley is paid an annual base salary of $384,000. Pursuant to the Employment Agreement, the Company agreed to use reasonable efforts to submit a proposal to its shareholders at its next annual meeting relating to the approval of a new incentive stock plan ("Plan") and to grant Mr. Sculley stock options (the "Options") and/or restricted shares of the Company's Common Stock, valued at $400,000 (based on a Black Scholes valuation method for the Options and the market price on the day of the grant for the restricted stock), within ten days of the annual meeting, provided the Plan was approved. On November 3, 2011, Mr. Sculley was granted 188,333 options at $4.03 per share, of which (i) 1/3 shall vest on the 1st annual anniversary of the Employment Agreement, (ii) 1/3 shall vest on the 2nd annual anniversary of the Employment Agreement and (iii) 1/3 shall vest on December 31, 2013.

Pursuant to the Employment Agreement, Mr. Sculley's employment may be terminated by the Company with or without cause and he may terminate his employment for Good Reason (as defined in the Employment Agreement) and such other reasons set forth in the Employment Agreement. If Mr. Sculley's employment agreement is terminated without cause or if he terminates it for Good Reason, then Mr. Sculley, at the Company's sole discretion, shall be entitled to the lesser of (i) the total amount of his base salary that remains unpaid under the Employment Agreement, which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination, provided, however in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump-sum. Mr. Sculley shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but have not been paid. Additionally, any non-vested options held by Mr. Sculley shall vest immediately. If the Employment Agreement is terminated with cause or if Mr. Sculley terminates it without Good Reason then Mr. Sculley shall cease to accrue salary, personal time off, benefits and other compensation on the date of such termination.

On March 15, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Jerry Carollo to serve as the Company's Senior Vice President Business Development effective March 21, 2011. Pursuant to the Employment Agreement, Mr. Carollo is paid a base salary of $270,000 and was granted 100,000 options which are exercisable at $6.89 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Mr. Carollo voluntarily terminates his employment with the Company, other than for Good Reason as defined in the Employment Agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Mr. Carollo's employment with or without cause. If the Company terminates without cause, Mr. Carollo will be entitled to the lesser of (i) the total amount of base salary that remains unpaid under the Employment Agreement which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination, or in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump- sum. Mr. Carollo shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid. All non-vested options shall vest immediately.

On January 19, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Susan R. Taylor to serve as the Company's Corporate Secretary, Senior Vice President and General Counsel effective February 1, 2011. Pursuant to the Employment Agreement, Ms. Taylor is paid a base salary of $175,000 and was granted 225,000 options which are exercisable at $6.82 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Ms. Taylor voluntarily terminates her employment with the Company, other than for Good Reason as defined in the Employment Agreement, she shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Ms. Taylor's employment with or without cause. If the Company terminates without cause, Ms. Taylor will be entitled to, at the Company's sole discretion, either (i) monthly salary payments for twelve (12) months, based on her monthly rate of base salary at the date of such termination, or (ii) a lump-sum payment of her salary for such 12 month period, based on her monthly rate of base salary at the date of such termination. Ms. Taylor shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid. All non-vested options shall vest immediately.

2010

Pursuant to the Employment Agreement between the Company and Susan Jones (as previously amended and extended, the "Employment Agreement"), the term of Ms. Jones' contract with the Company ended May 12, 2010 and her employment with the Company ceased at that time. Under the terms of the Employment Agreement between Susan Jones and the Company, Ms. Jones was entitled to a payment of eighteen months salary totaling approximately $473 thousand which payment was made as of June 30, 2010, incentive payments of 1% of revenue paid quarterly for a period of eighteen months, continuation of health insurance for twenty four months and a moving allowance for personal effects of $7.5 thousand. In addition, 12,696 unvested options immediately vested and became exercisable upon termination. As a result, the Company took a one-time non-cash compensation charge of $28 thousand in the second quarter of 2010.

The Company accounted for the incentive payments under guidance that benefits provided in accordance with an agreement be recorded as a liability when it is probable that the employee is entitled to the benefits and the amount can be reasonably estimated. At June 30, 2010, the Company estimated that $440 thousand was a reasonable estimate of the eighteen months of incentive payments and approximately $21 thousand was a reasonable estimate for the continuation of health insurance for twenty four months. Thus, at that time the Company recorded a liability of approximately $469 thousand which included the incentive payments, health insurance coverage, and the moving allowance and the associated expense as a selling, general and administrative expense in the financial statements issued for the period ended June 30, 2010. At December 31, 2010, the Company reviewed the estimates and assessed the liability for the incentive payments and health insurance coverage, and recorded an additional liability of $175 thousand. Total severance expense for 2010 was $1.1 million.

2009

On May 8, 2009, the Company signed a three year executive employment agreement with Paul Campbell to serve as the Company's Chief Financial Officer, Senior Vice President and Treasurer. Mr. Campbell had been serving as the Company's Interim Chief Financial Officer since April 15, 2008. Pursuant to the employment agreement, Mr. Campbell was paid an initial annual salary of $282 thousand and was granted options to purchase 340,000 shares of the Company's common stock which are exercisable at $1.09 per share, the market price on the date of the grant. The options vested as follows: one third of the options vested immediately and one third vested annually on the subsequent two anniversary dates. If Mr. Campbell voluntarily terminates his employment with the Company, other than for good reason as defined in the employment agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Mr. Campbell's employment with or without cause. If the Company terminates without cause, Mr. Campbell will be entitled to one year of salary.

In connection with the employment of Paul Campbell, the Company entered into an agreement with Tatum LLC ("Tatum"). Pursuant to the agreement with Tatum, the Company paid Tatum a signing fee of approximately $99 thousand. In addition, the Company granted Tatum 60,000 options with the same vesting and exercise price as Mr. Campbell's.